Basis of Presentation and General Information (Tables)	12 Months Ended
Dec. 31, 2025
Basis of Presentation and General information [Abstract]
Assets and Liabilities of Toro
The assets and liabilities of Toro on March 7, 2023, were as follows:
March 7, 2023
Cash and cash equivalents	$61,359,774
Accounts receivable trade, net	6,767,408
Due from related parties, current	4,528,948
Inventories	890,523
Prepaid expenses and other assets, current	1,447,062
Vessels, net	91,492,003
Restricted cash	700,000
Due from related parties, non-current	1,708,474
Prepaid expenses and other assets, non-current	4,449,999
Deferred charges, net	2,685,922
Due to Related Parties	(3,001,865)
Accounts payable	(2,432,095)
Accrued liabilities	(3,041,530)
Long-term debt, net	(12,413,056)
Net assets of Toro	155,141,567
Less: Investment in Preferred Shares of Toro issued as part of Spin-Off (refer Note 4(c))	(117,222,135)
Distribution of net assets of Toro to the Company’s shareholders	$37,919,432

Revenue from Charterers
During the years ended December 31, 2023, 2024 and 2025, charterers that individually accounted for more than 10% of the Company’s total vessel revenues (as percentages of total vessel revenues), all derived from the Company’s dry bulk and containers segments, were as follows:

Charterer	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2025
A	42%	41%	41%
B	28%	30%	21%
C	—%	10%	—%
D	10%	—%	—%
E	—%	—%	12%
Total	80%	81%	74%